SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SUPPLEMENTAL CASH FLOW INFORMATION
Schedule of supplemental cash flow information

	For the year ended
	December 31,	December 31,
	2019	2018
BCMETC receivable	(6,441)	—
Accounts payable and accrued liabilities	1,261	(9,168)
	$(5,180)	$(9,168)

	December 31,	For the year emded
	2019	December 31, 2018
Opening liabilities from financing activities	$624,365	$744,577
Proceeds from loan facility, net of transaction costs	67	472,384
Cash payments	(180,416)	(661,974)
Other non-cash movements	19,904	69,378
Ending liabilities from financing activities	$463,920	$624,365